REVENUE RECOGNITION (Details 2) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition
Amounts included in the beginning of year contract liability balance	$ 1,499	$ 1,045	$ 2,383	$ 6,143